Inventory (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Classes Of Inventories [Line Items]
Inventory expensed to cost of goods sold	$ 127,424	$ 45,532
Fair value gain on biological fair value adjustments	29,356	38,856
Fair value adjustment on inventory sold	40,910	16,357
Inventories net realizable value	12,962	2,417
Stock based compensation expensed to costs of sales	6,105	1,724
Inventory capitalized depreciation costs	11,988	4,825
Inventory disposed	4,392
Impairment loss on inventory	$ (68,319)	$ (19,335)